Restatement (Details) - Schedule of Comprehensive Loss	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
General and Administrative Expenses	$ 39,559,187
Total Operating Expense	41,119,012
Loss from Operations	41,025,421
Loss Before Income Taxes	(45,663,806)
Net Loss	(45,663,858)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(45,239,743)
Comprehensive Loss	(45,405,805)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	$ (45,070,882)
Loss Per Share – basic and diluted (in Dollars per share) | $ / shares	$ (8.32)
Revision of Prior Period, Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
General and Administrative Expenses	$ (34,020,000)
Total Operating Expense	(34,020,000)
Loss from Operations	34,020,000
Loss Before Income Taxes	34,020,000
Net Loss	34,020,000
Net Loss Attributable to ReTo Eco-Solutions, Inc.	34,020,000
Comprehensive Loss	34,020,000
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	$ 34,020,000
Loss Per Share – basic and diluted (in Dollars per share) | $ / shares	$ 6.3
As Restated
Condensed Statement of Income Captions [Line Items]
General and Administrative Expenses	$ 5,539,187
Total Operating Expense	7,099,012
Loss from Operations	(7,005,421)
Loss Before Income Taxes	(11,643,806)
Net Loss	(11,643,858)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(11,219,743)
Comprehensive Loss	(11,385,805)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	$ (11,050,882)
Loss Per Share – basic and diluted (in Dollars per share) | $ / shares	$ (2.1)